GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GOING CONCERN
Net Loss	$ (1,845,170)	$ (23,738,837)	$ (6,747,453)
Reported cash	2,259,466	1,601,481
Cash flow from operating activity	2,259,466	1,601,481	(31,213,199)
Cash and cash equivalents	3,316,062	6,679,077	$ 4,751,538
Short-term investments	2,554,319	3,082,990
Current liabilities	6,467,631	12,609,790
Advance from customers	$ 841,250	$ 748,039
Bank borrowings term	1 year